Related Party - Additional Information (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Disclosure of transactions between related parties [line items]
Non-employee director cash compensation per year	€ 300,000	€ 300,000
Right of use Assets	176,981,000		€ 176,981,000		€ 171,334,000
Ockenfels
Disclosure of transactions between related parties [line items]
Lease payments	100,000	100,000	200,000	€ 200,000
Lease liability	1,100,000		1,100,000		1,300,000
Right of use Assets	1,000,000		1,000,000		1,200,000
Income	100,000	0	100,000	0
Restricted Share Units
Disclosure of transactions between related parties [line items]
Expenses recognized during period	100,000	100,000	200,000	200,000
Other Curret Assets | Ockenfels
Disclosure of transactions between related parties [line items]
Outstanding receivables	9,800,000		9,800,000		9,800,000
Other Financial Liabilities - Current | Ockenfels
Disclosure of transactions between related parties [line items]
Outstanding payables	1,900,000		1,900,000		1,800,000
Other related parties [member]
Disclosure of transactions between related parties [line items]
Marketing expenses	0	0	100,000	0
Lease liability	900,000		900,000		200,000
Right of use Assets	900,000		900,000		200,000
Consulting fees and cost reimbursements	100,000	100,000	200,000	300,000
Sales	300,000	300,000	400,000	400,000
TRA liability	373,700,000		373,700,000		€ 359,900,000
Director compensation	€ 100,000	€ 100,000	€ 200,000	€ 200,000